Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 19, 2013
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Hamlin High Dividend Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000878719_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND

HAMLIN HIGH DIVIDEND EQUITY FUND

(THE "FUND")

SUPPLEMENT DATED SEPTEMBER 19, 2013

TO THE

PROSPECTUS (THE "PROSPECTUS")

DATED MAY 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects the Fund's investments in foreign companies will not exceed 25% of its assets. The Adviser defines foreign companies as companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States. Companies incorporated outside of the United States strictly for operational, tax, political, or other benefits, but behave primarily like a U.S. company and whose securities are traded on a U.S. exchange, will not be considered a foreign company.

Supplement Closing [Text Block]	ck0000878719_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference HCM-SK-001-0100